Net defined benefit liability - Summary of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	$ 3,272	$ 2,393	$ 2,192
Interest cost on net benefit obligation	249	(25)	(92)
Past service cost	191	457
Curtailment / Settlement		(2,026)
Net periodic benefit cost (income)	3,712	799	2,100
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	3,272	2,393	2,192
Interest cost on net benefit obligation	721	706	887
Past service cost	191	457
Curtailment / Settlement	(2,026)
Net periodic benefit cost (income)	4,184	1,530	3,079
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	0	0	0
Interest cost on net benefit obligation	(472)	(731)	(979)
Past service cost	0	0
Curtailment / Settlement	0
Net periodic benefit cost (income)	$ (472)	$ (731)	$ (979)